Intangible assets	9 Months Ended
Sep. 30, 2025
Intangible Assets
Intangible assets

5.	Intangible assets:

	Data library	Data library not yet available for use	Total

Balance at December 31, 2024	$519	$328	$847

Additions	-	115	115
Transfer	370	(370)	-
Amortization	(212)	-	(212)
Balance at September 30, 2025	$677	$73	$750

	Data library	Data library not yet available for use	Total

Cost	1,582	328	$1,910

Accumulated amortization	(1,063)	-	(1,063)

Balance at December 31, 2024	$519	$328	$847

Cost	1,952	73	2,025

Accumulated amortization	(1,275)	-	(1,275)
Balance at September 30, 2025	$677	$73	$750

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 4